Film costs (Tables)	12 Months Ended
Mar. 31, 2016
Other Industries [Abstract]
Summary of Film Costs

Film costs are comprised of the following:

	Yen in millions
	March 31
	2015	2016
Motion picture productions:
Released	89,993	75,218
Completed and not released	4,498	2,304
In production and development	106,240	95,268
Television productions:
Released	78,510	88,538
In production and development	2,952	14,410
Broadcasting rights	69,223	62,589
Less: current portion of broadcasting rights included in inventories	(46,184)	(37,099)

Film costs	305,232	301,228